Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 18, 2021
Accounting Policies [Abstract]
Net loss	$ 604,072		$ 3,903,741
Cash in operations	789,165		2,278,016
Accumulated deficit	(3,866,649)		(3,262,577)	$ (5,762,321)
Gross proceeds issued			7,020,526
Working capital			$ 9,912,281
Aggregate shares (in Shares)			12		8,500,000
Federal deposit insurance corporation	250,000		$ 250,000
Securities investor protection corporation	250,000		250,000
FDIC cash limits	8,600,000		9,100,000	880,000
Prepaid expenses and other current assets	206,451		145,324	241,091
Inventory write-down			26,659	0
Income tax expense	0	$ 24,876	24,876	0
Research and development cost	170,279	$ 48,602	693,910	$ 26,250
Accumulated deficit	3,866,469
Working capital	9,325,469
Prepaid expenses and other current assets – non-current	$ 35,199		$ 26,659